Lease Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Lease Assets
3.	LEASE ASSETS

For the three months ended March 31, 2020	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2019	$34,172	$(3,778)	$30,394
Additions during the period	-	-	-
Amortization in the period	-	(5,685)	(5,685)
Balance at March 31, 2020	$34,172	$(9,463)	$24,709

The Company entered into an 18-month lease for its corporate head office in Toronto, Ontario in November 2019. The Company recognized a right-of-use asset offset by a prepayment and a lease liability in the statement of financial position, initially measured at the present value of future lease payments (net of non-lease general expenses which are expensed as incurred).

For the period ended March 31, 2020, the Company has recognized $5,685 of amortization and $4,464 in interest expense relating to this lease and has repaid $3,946 of the lease liability.

On September 4, 2019, the Company entered into a lease agreement with a third party to lease certain office space in Chapel Hill, North Carolina. The term of the lease is 62 full months and the average monthly base rent is $8,320. The lease commencement date is April 1, 2020, the date the space is ready-for-use. As of April 1, 2020, the Company will recognize a right-of-use asset and a lease liability of $442,684 relating to this lease.

3 .	LEASE ASSETS

For the year ended December 31, 2019	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2018	$—	$—	$—
Additions during the year	34,172	—	34,172
Amortization in the year	—	(3,778)	(3,778)

Balance at December 31, 2019	$34,172	$(3,778)	$30,394

The Company entered into an
18-month
lease for its corporate head office
in Toronto, Ontario in November 2019. The Company recognized a right-of-use
 asset offset by a prepayment and a lease liability in the statement of financial position, initially measured at the present value of future lease payments (net of non-lease
 general expenses which are expensed as incurred).
For the period ended December 31, 2019, the Company has recognized $3,778 of amortization and $3,340 in interest expense relating to this lease
 a
nd has repaid $5,100
of the lease liability
.
On September 4, 2019, the Company entered into a lease agreement with a third party to lease certain office space in Chapel Hill,
North Carolina
. The term of the lease is 62 full months and the average monthly base rent is $8,320. The lease will commence on or about March
3
1, 2020, once the space is
ready-for-use.
Upon commencement, the Company shall recognize a
right-of-use
asset and a lease liability relating to this lease.